RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Related Party Transaction [Line Items]
Management fees paid	$ 1,338,394	$ 2,709,730
Series Fifteen [Member]
Related Party Transaction [Line Items]
Management fees paid	744,166	442,613
Series Sixteen [Member]
Related Party Transaction [Line Items]
Management fees paid	82,001	172,998
Series Seventeen [Member]
Related Party Transaction [Line Items]
Management fees paid	156,472	1,700,355
Series Eighteen [Member]
Related Party Transaction [Line Items]
Management fees paid	320,583	341,641
Series Nineteen [Member]
Related Party Transaction [Line Items]
Management fees paid	$ 35,172	$ 52,123